Patents - Schedule of Estimated Future Amortization Expense (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
2019	$ 646,910	$ 646,910
2020	646,910	646,910
2021	646,910	646,910
2022	646,910	646,910
2023	646,910	646,910
Thereafter	780,267	1,265,450
Total	$ 4,014,817	$ 4,500,000